Restructuring Activities	12 Months Ended
Dec. 31, 2012
Restructuring Activities

(20)  Restructuring Activities

The following table sets forth aggregate restructuring charges recorded in our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

Statement of Operations Caption	2012	2011	2010
Cost of net revenue	$3,113	$2,915	$3,896
Research and development	1,278	433	488
Sales and marketing	2,504	4,954	1,539
General and administrative	13,430	19,980	9,344

Total operating expenses	20,325	28,282	15,267
Interest expense, including amortization of original issue discounts and deferred financing costs	277	280	348
Other income, net	—	—	(3,494)
Equity earnings of unconsolidated entities, net of tax	—	580	3,009

Total charges	$20,602	$29,142	$15,130

(a)  2012 Restructuring Plans

In 2012, management developed cost reduction plans within our professional diagnostics business segment, including the integration of our business in Brazil, Europe and the United States. Additionally, management developed new plans to continue our efforts to reduce costs within our health information solutions business segment, including the impairment of fixed assets and intangibles associated with terminated projects. The following table summarizes the restructuring activities related to our 2012 restructuring plans for the year ended December 31, 2012 (in thousands):

	Professional Diagnostics	Health Information Solutions	Total
Severance-related costs	$4,732	$3,045	$7,777
Facility and transition costs	119	1,234	1,353
Other exit costs	—	15	15

Cash charges	4,851	4,294	9,145
Fixed asset and inventory impairments	304	2,689	2,993
Intangible asset impairments	—	2,988	2,988
Other non-cash charges	—	(31)	(31)

Total charges	$5,155	$9,940	$15,095

We anticipate incurring approximately $2.2 million in additional severance and facility costs under these plans related to our health information solutions business segment through 2014, as well as $0.3 million in additional severance and facility costs under these plans related to our professional diagnostics business segment in 2013. As of December 31, 2012, $3.4 million in severance and exit costs under these plans remain unpaid.

(b)  2011 Restructuring Plans

In 2011, management executed a company-wide cost reduction plan, which impacted our corporate and other business segment, as well as the health information solutions and professional diagnostics business segments. Management also developed plans within our professional diagnostics business segment to consolidate operating activities among certain of our U.S., European and Asia Pacific subsidiaries, including transferring the manufacturing of our Panbio products from Australia to our Standard Diagnostics facility in South Korea and eliminating redundant costs among our newly acquired Axis-Shield subsidiaries. Additionally, within our health information solutions business segment, management executed plans to further reduce costs and improve efficiencies, as well as cease operations at our GeneCare Medical Genetics Center, Inc., or GeneCare, facility in Chapel Hill, North Carolina and transfer the majority of our Quality Assured Services, Inc. operation in Orlando, Florida to our facility in Livermore, California. The following table summarizes the restructuring activities related to our 2011 restructuring plans for the years ended December 31, 2012 and 2011 (in thousands):

	Professional Diagnostics
	2012	2011	Since Inception
Severance-related costs	$3,161	$12,047	$15,208
Facility and transition costs	1,599	361	1,960

Cash charges	4,760	12,408	17,168
Fixed asset and inventory impairments	704	659	1,363

Total charges	$5,464	$13,067	$18,531

	Health Information Solutions
	2012	2011	Since Inception
Severance-related costs	$—	$2,254	$2,254
Facility and transition costs	(723)	6,341	5,618
Other exit costs	78	94	172

Cash charges	(645)	8,689	8,044
Fixed asset and inventory impairments	85	864	949
Intangible asset impairments	—	2,935	2,935
Other non-cash charges	—	761	761

Total charges	$(560)	$13,249	$12,689

	Corporate and Other
	2012	2011	Since Inception
Severance-related costs	$(3)	$1,193	$1,190

Cash charges	(3)	1,193	1,190
Fixed asset and inventory impairments	—	3	3

Total charges	$(3)	$1,196	$1,193

We anticipate incurring approximately $1.8 million in additional costs under these plans related to our professional diagnostics business segment, primarily related to severance and facility exit costs, and may also incur impairment charges on assets as plans are finalized. We anticipate incurring minimal additional costs under these plans related to our health information solutions business segment, primarily related to imputed interest on facility lease obligations. As of December 31, 2012, $1.5 million in cash charges remain unpaid.

(c)  2010 Restructuring Plans

In 2010, management developed several plans to reduce costs and improve efficiencies within our health information solutions and professional diagnostics business segments. The following table summarizes the restructuring activities related to the 2010 restructuring plans for the years ended December 31, 2012, 2011 and 2010 and since inception (in thousands):

	Professional Diagnostics
	2012	2011	2010	Since Inception
Severance-related costs	$—	$74	$2,406	$2,480
Facility and transition costs	—	174	812	986
Other exit costs	—	—	10	10

Cash charges	—	248	3,228	3,476
Fixed asset and inventory impairments	—	—	126	126

Total charges	$—	$248	$3,354	$3,602

	Health Information Solutions
	2012	2011	2010	Since Inception
Severance-related costs	$—	$—	$4,647	$4,647
Facility and transition costs (recoveries)	(84)	40	2,436	2,392
Other exit costs	52	98	190	340

Cash charges (recoveries)	(32)	138	7,273	7,379
Fixed asset and inventory impairments	—	—	165	165

Total charges (recoveries)	$(32)	$138	$7,438	$7,544

We do not anticipate incurring significant additional charges under these plans. As of December 31, 2012, $0.7 million in facility-related costs remain unpaid.

(d)  2008 Restructuring Plans

In May 2008, management decided to close our facility located in Bedford, England and initiated steps to cease operations at this facility and transition the manufacturing operations principally to our manufacturing facilities in Shanghai and Hangzhou, China. The following table summarizes the restructuring activities under this plan for the years ended December 31, 2012, 2011 and 2010 and since inception (in thousands):

	2012	2011	2010	Since Inception
Severance-related costs (recoveries)	$(16)	$(74)	$154	$3,364
Facility and transition costs (recoveries)	(32)	577	1,644	4,180
Other exit costs (recoveries)	—	—	(3,443)	3,842

Cash charges (recoveries)	(48)	503	(1,645)	11,386
Fixed asset and inventory impairments (recoveries)	—	(125)	399	5,796

Total charges (recoveries)	$(48)	$378	$(1,246)	$17,182

During the year ended December 31, 2010, we recorded net recoveries of $3.4 million in other exit costs as a result of a settlement of the facility restoration and lease costs with the landlord of the Bedford facility. The costs incurred for the years ended December 31, 2012, 2011 and 2010 were included in our professional diagnostics business segment.

In addition to the restructuring charges discussed above, certain charges associated with the Bedford facility closure were borne by SPD, our 50/50 joint venture with P&G. Of the restructuring charges recorded by SPD, 50% has been included in equity earnings of unconsolidated entities, net of tax, in our consolidated statements of operations. The following table summarizes the 50% portion of the restructuring charges borne by SPD and included in equity earnings of unconsolidated entities, net of tax, for the years ended December 31, 2011 and 2010 and since inception (in thousands):

	2011	2010	Since Inception
Severance-related costs	$30	$747	$5,797
Facility and transition costs	479	2,364	5,396
Other exit costs	—	145	283

Cash charges	509	3,256	11,476
Fixed asset and inventory impairments (recoveries)	71	(247)	4,635

Total charges included in equity earnings of unconsolidated entities, net of tax	$580	$3,009	$16,111

As of December 31, 2012, all cash charges have been paid and we do not anticipate incurring significant additional restructuring charges under this plan.

Additionally, in 2008, management developed and initiated plans to transition the businesses of Cholestech and HemoSense, Inc., or HemoSense, to our San Diego, California facility. Restructuring charges under these plans related to our professional diagnostics business segment. The following table summarizes the restructuring activities for these plans for the years ended December 31, 2012, 2011 and 2010 and since inception (in thousands):

	2012	2011	2010	Since Inception
Severance-related costs	$—	$—	$158	$4,505
Facility and transition costs	554	198	1,358	5,267
Other exit costs	132	88	97	698

Cash charges	686	286	1,613	10,470
Fixed asset and inventory impairments	—	—	912	5,011

Total charges	$686	$286	$2,525	$15,481

We anticipate incurring an additional $0.1 million in facility lease obligation charges through March 2017. As of December 31, 2012, $0.6 million in facility-related costs remain unpaid.

(f)  Restructuring Reserves

The following table summarizes our restructuring reserves related to the plans described above, of which $5.0 million is included in accrued expenses and other current liabilities and $1.2 million is included in other long-term liabilities on our consolidated balance sheets (in thousands):

	Severance- related Costs	Facility and Transition Costs	Other Exit Costs	Total
Balance, December 31, 2009	$8,426	$3,630	$6,850	$18,906
Cash charges (recoveries)	7,408	6,257	(3,146)	10,519
Cash charges borne by SPD(1)	1,494	4,728	290	6,512
Payments	(14,995)	(10,183)	(380)	(25,558)
Currency adjustments	(346)	(174)	(156)	(676)

Balance, December 31, 2010	1,987	4,258	3,458	9,703
Cash charges	15,494	7,691	280	23,465
Cash charges borne by SPD(1)	60	958	—	1,018
Payments	(13,923)	(7,592)	(3,133)	(24,648)
Currency adjustments	(238)	(100)	(12)	(350)

Balance, December 31, 2011	3,380	5,215	593	9,188
Cash charges	10,919	2,667	277	13,863
Payments	(11,118)	(5,469)	(248)	(16,835)
Currency adjustments	(14)	16	—	2

Balance, December 31, 2012	$3,167	$2,429	$622	$6,218

(1)	Amounts represent 100% of the charges borne by SPD.